UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Gruss & Co., Inc.
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Address:   677 Madison Avenue, 3rd Floor

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           New York, New York 10021
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-05569
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard Guberman
           --------------------------------------------------
Title:     Vice President
           --------------------------------------------------
Phone:     212-688-1500 x 324
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Howard Guberman             New York, New York          11/13/01
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        28
                                               -------------

Form 13F Information Table Value Total:       $134,499
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.    NONE


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

                                                       FORM 13F INFORMATION TABLE

      NAME OF         TITLE OF  CUSIP       VALUE    SHARES/  SH/ PUT/ INVSMT   OTHER    VOTING AUTHORITY
                                                                                         ----------------
      ISSUER           CLASS               x($1000) PRN AMT  PRN CALL DISCRETN MGRS    SOLE   SHARED   NONE
------------------- ---------- ----------- --------- ------- ---- ---- -------- ------ ------- ------  ----
ABRAXAS PETE CORP  COMMON       003830106    579    300,000   SH         SOLE         300,000   0       0
-----------------------------------------------------------------------------------------------------------
AUTOLIV INC        COMMON       052800109    710     45,114   SH         SOLE          45,114   0       0
-----------------------------------------------------------------------------------------------------------
AVON PRODS INC     COMMON       054303102 14,624    316,200   SH         SOLE         316,200   0       0
-----------------------------------------------------------------------------------------------------------
BRASS EAGLE INC    COMMON       10553F106    896    160,800   SH         SOLE         160,800   0       0
-----------------------------------------------------------------------------------------------------------
BURLINGTON NORTHN
 SANTA FE CP       COMMON       12189T104 15,714    587,436   SH         SOLE         587,436   0       0
-----------------------------------------------------------------------------------------------------------
COVANCE INC        COMMON       222816100    337     18,800   SH         SOLE          18,800   0       0
-----------------------------------------------------------------------------------------------------------
CTS CORP           COMMON       126501105    746     50,500   SH         SOLE          50,500   0       0
-----------------------------------------------------------------------------------------------------------
DU PONT E I DE
 NEMOURS  & CO     COMMON       263534109  1,463     39,000   SH         SOLE          39,000   0       0
-----------------------------------------------------------------------------------------------------------
EQUITY OFFICE
 PROPERTIES TRUST  COMMON       294741103    904     28,236   SH         SOLE          28,236   0       0
-----------------------------------------------------------------------------------------------------------
GLAXOSMITHKLINE    SPONSORED
 PLC               ADR          37733W105 30,746    547,860   SH         SOLE         547,860   0       0
-----------------------------------------------------------------------------------------------------------
HALLIBURTON CO     COMMON       406216101  3,357    148,856   SH         SOLE         148,856   0       0
-----------------------------------------------------------------------------------------------------------
HOMESTAKE MNG CO   COMMON       437614100    404     43,400   SH         SOLE          43,400   0       0
-----------------------------------------------------------------------------------------------------------
HONEYWELL INTL INC COMMON       438516106 12,439    471,176   SH         SOLE         471,176   0       0
-----------------------------------------------------------------------------------------------------------
J P MORGAN CHASE
 & CO              COMMON       46625H100  4,426    129,600   SH         SOLE         129,600   0       0
-----------------------------------------------------------------------------------------------------------
KANEB SERVICES LLC COMMON       484173109    617     38,000   SH         SOLE          38,000   0       0
-----------------------------------------------------------------------------------------------------------
MOTOROLA INC       COMMON       620076109 15,294    980,400   SH         SOLE         980,400   0       0
-----------------------------------------------------------------------------------------------------------
PIONEER NAT RES CO COMMON       723787107  1,423    100,000   SH         SOLE         100,000   0       0
-----------------------------------------------------------------------------------------------------------
SL GREEN RLTY CORP COMMON       78440X101  3,782    120,000   SH         SOLE         120,000   0       0
-----------------------------------------------------------------------------------------------------------
SEQUA CORPORATION  CL A         817320104  3,108     68,700   SH         SOLE          68,700   0       0
-----------------------------------------------------------------------------------------------------------
SOUTHERN UN CO NEW COMMON       844030106  1,519     72,572   SH         SOLE          72,572   0       0
-----------------------------------------------------------------------------------------------------------
TELEPHONE & DATA
 SYS INC           COMMON        87943310  3,772     40,000   SH         SOLE          40,000   0       0
-----------------------------------------------------------------------------------------------------------
TRANSOCEAN SEDCO
 FOREX INC         ORD          G90078109    253      9,600   SH         SOLE           9,600   0       0
-----------------------------------------------------------------------------------------------------------
UNITED INDL CORP   COMMON       910671106  2,546    173,200   SH         SOLE         173,200   0       0
-----------------------------------------------------------------------------------------------------------
VODAPHONE GROUP    SPONSORED
 PLC NEW           ADR          92857W100  4,966    226,120   SH         SOLE         226,120   0       0
-----------------------------------------------------------------------------------------------------------
WELLS FARGO & CO
 NEW               COMMON       949746101  2,764     62,180   SH         SOLE          62,180   0       0
-----------------------------------------------------------------------------------------------------------
WORLDCOM INC GA  WRLDCOM GP COM 98157D106  6,630    440,806   SH         SOLE         440,806   0       0
NEW

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WORLDCOM INC GA  MCI GROUP COM  98157D304    269     17,632   SH         SOLE          17,632   0       0
NEW

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XANSER CORP        COMMON       98389J103    211    114,000   SH         SOLE         114,000   0       0
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